Table of Contents
LETTER TO SHAREHOLDERS     3
COMMENTS FROM
INVESTMENT ADVISOR         5
PORTFOLIO INVESTMENT RETURNS
         Small/Mid Cap Equity Portfolio     6
         Core Equity Portfolio      7
         Balanced Portfolio         8
         Intermediate Fixed Income Portfolio9
SCHEDULEs OF INVESTMENTS
         Small/Mid Cap Equity Portfolio     10
         Core Equity Portfolio      13
         Balanced Portfolio         16
         Intermediate Fixed Income Portfolio20
STATEMENTs OF
ASSETS AND LIABILITIES     22
STATEMENTs OF OPERATIONS   23
STATEMENTs OF CHANGES
IN Net ASSETS     24
FINANCIAL HIGHLIGHTS       26
NOTES TO FINANCIAL STATEMENTS       28
INDEX DESCRIPTIONS         29
Directory of Funds
service providers 31

601 Union Street, Suite 2801
Seattle, Washington 98101
(800) 248-6314
This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Investment Management Mutual Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. For more information on any Fund, including charges and expenses, call (800) 248-6314 for a free prospectus. Read it carefully before you invest or send money.

     LETTER TO  SHAREHOLDERS

     Dear Shareholders, As the Chairman of Rainier Investment Management No-Load Mutual Funds and a fellow shareholder in the Funds, I d like to express my continued appreciation for your valued investment in one of the four Portfolios covered in this report. If you are a new shareholder, welcome! This report, known as the Semi-Annual Report, contains unaudited financial statements for the period ending September 30, 1995. The audited Annual Report is produced as of March 31 of each year. As you review this Semi-Annual Report, you will find commentary describing the general environment of the equity and fixed-income capital markets throughout the last six months. Also, you will see commentaries for each of the four Portfolios, which provide investment highlights, followed by investment total returns. Finally, this Semi-Annual Report contains financial statements detailing the expenses of the Portfolios and the Portfolio holdings as of September 30. I am pleased to report to the shareholders that the Funds continue to operate to our satisfaction on all fronts. Asset growth has been very steady. The back office operations are running smoothly. Most importantly, investment returns have been strong. In fact, in September Smart Money named the Small/Mid Cap Portfolio as one of the 6 Best New Funds out of 1500. We feel that it is important to remind you that nearly all of the principals and employees of the Fund s advisor, Rainier Investment Management, Inc.(r) (RIM) are shareholders in the Portfolios. By policy, RIM employees are not allowed to purchase individual securities for their own accounts. The Advisor voluntarily implemented this Code of Ethics to eliminate the slightest appearance of conflict of interest. The policy, which allows investments in mutual fund shares, encourages our employees to be shareholders in the Rainier Investment Management Mutual Funds. We are interested in your ongoing feedback. If you have any ideas that can help us improve our service to you, please call us. Thank you again for your investment in the Rainier Investment Management Family of No-Load Mutual Funds. We look forward to the continued challenge and opportunity to meet your investment needs.

Sincerely,


J. Glenn Haber
Chairman
Rainier Investment Management Mutual Funds

COMMENTS FROM INVESTMENT ADVISOR

About the Advisor: The Investment Advisor to the Funds is Rainier Investment Management, Inc. located in Seattle, Washington. RIM is one of America s leading investment advisory firms, managing over $1.7 billion of discretionary assets for primarily institutional clients.

Equity Comments

     The six-month period ended September 30, 1995 was a very fruitful one for equity investors. Economic factors, notably strong corporate earnings growth and a formidable interest rate environment, joined to boost most market indices by 5% 10% in both the June and September quarters. The flow of funds into the domestic equity market added fuel to the fire. In the second quarter alone, mutual funds put about $30 billion of incremental funds to work in the stock market. Foreign investors acquired close to $5 billion net in the September quarter. Meanwhile, mergers and acquisitions have reduced the supply of shares at a greater rate than new equity financings have increased the number shares. The simple laws of supply and demand worked to the benefit of stocks during the period. Despite the strong move of the overall market, there was a great deal of contrast within sectors and between one sector and another. Six-month returns were ten percent or so in both the financial and technology sectors. But the credit cyclical, consumer cyclical, and energy sectors all had negative returns of a similar amount. Retail, pollution control, and building material stocks were severely depressed. Semiconductor, fertilizer, and specialized finance company shares, as a group, moved off the chart on the upside. It will be difficult for the market to provide an encore similar to the performance of the past six months. Even so, we envision attractive investment opportunities developing within each sector of the market. We continue to emphasize a growth-at-a-reasonable-price strategy, and broad diversification, with an ownership of securities in all major sectors of the market.

James R. Margard, CFA
David A. Veterane, CFA

Fixed Income Comments

The bond markets extended the winter rally into the second and third quarters of 1995 as fresh evidence appeared that the economic expansion was slowing and that Congress and the President were moving toward accepting a budget balancing plan. Yields dropped across all maturities during the six-month period with the move at longer maturities being most dramatic. The 30-year U.S. Treasury, for example, yielded 7.4% on March 31, but dropped to 6.5% by the end of the September quarter. The Federal Reserve cut the federal funds rate to 5.75% on July 6 and, with the expectation of further easing, the market held firm through quarter end. Most of the price appreciation came during the June quarter, with only coupon interest contributing to returns during the quarter ending September
30. The current environment of uncertainty has created a high degree of daily volatility. The bulls paint a continued moderate inflationary picture, while the bears point to gains in non-manufacturing employment and the belief that the consumer still has some purchasing power to boost economic growth. The corporate bond market has benefited all year from a growing economy, the prospect for a longer than usual economic cycle, and the lack of substantial new issues. All these factors have combined to move spreads between corporates and treasuries to the tightest levels in many years. They still represent good incremental value, because the overall level of interest rates is low. Going forward to year end we would expect to see no real backup in the market. Although choppy on a short-term basis, relative stability in rates may be the theme at year end.

Patricia L. Frost, CEO
Michael E. Raney, CFA

PORTFOLIO INVESTMENT RETURNS

Small/Mid Cap Equity Portfolio

Objective: The Small/Mid Cap Equity Portfolio seeks to provide investors with maximum long-term capital appreciation. The Investment Advisor constructs a diversified portfolio of small and medium capitalization common stocks.

Commentary: The last six months was an excellent one for small and mid-capitalization stocks, especially during the summer months. Their large capitalization brethren led the performance charge in the first few months of calendar 1995, only to be eclipsed by a surge in the value of second-tier shares from May through mid-September. Financial stocks benefited from a nearly ideal interest rate environment and a wave of mergers in the banking industry. Technology stocks surged as a result of major new product developments and, in many instances, explosive earnings growth. Extraordinary share price volatility in this latter sector, however, led to significant profit taking and share price erosion as the period came to a close. Very poor results in a number of basic industry and retail stocks served as a reminder of the importance of balance sheet integrity and the economic environment to these groups. Standout price performance during this period came from Tektronix, Dole Foods, IBP, Cadence Design Systems, and the St. Paul Cos.

Comparison of Change in Value of $10,000

(Graphic Omitted)

Total  Returns for Periods  Ending  September  30, 1995
                                     3 Months     9 Months     1 Year     Inception to 9/30/95*
Small/Mid  Cap Equity  Portfolio       10.3%        36.8%       37.2%         30.7%
Standard & Poor s 500 Stock Index       8.0         29.8        29.8          24.8
Russell Mid-Cap  Index(tm)              8.9         30.3        27.1          22.7
Consumer  Price Index                   0.5          2.3         2.5           2.8

*Average  annual return since  5/10/94.

See page 29 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor s shares, when redeemed, may be worth more or less than their original cost. The Advisor is currently limiting fund expenses, which enhances return.

CORE EQUITY PORTFOLIO
Objective: The Core Equity Portfolio seeks to maximize long-term capital appreciation. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies. Commentary: Stocks continued on their merry way in the last six months. But the ride was not without bumps, as sector rotations were pronounced and wide savings in the prices of individual securities were the rule rather than the exception. Also, a wave of severe profit taking hit many shares in the second half of September, erasing six-month gains in a great number of stocks. When all was said and done, however, it was an excellent period for stocks, especially those in the technology and finance sectors. Energy, basic industry and consumer cyclical shares were less fortunate, with many issues falling well below their prices at the beginning of the year. The Portfolio enjoyed wide appreciation in a number of stocks, notably AT&T, Merck, Pepsico, Hewlett Packard and General Electric. The Portfolio was essentially fully invested, sector neutral, and broadly diversified during the period, in keeping with the Portfolio s overall philosophy.

Comparison  of  Change in Value of $10,000
(Graphic Omitted)

Total Returns for Periods Ending  September 30, 1995
                                             3 Months  9 Months   1 Year     Inception to 9/30/95*
Core Equity  Portfolio .................       10.8%     37.5%     36.9%     30.1%
Standard & Poor s 500 Stock Index ......        8.0      29.8      29.8      24.8
Consumer Price Index ...................        0.5       2.3       2.5       2.8

*Average  annual  return since  5/10/94.

     See page 29 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor s shares, when redeemed, may be worth more or less than their original cost. The Advisor is currently limiting fund expenses, which enhances return.

BALANCED PORTFOLIO
Objective: The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies, investment grade intermediate-term debt securities and cash equivalent securities. Commentary:
The Portfolio benefited from a constructive environment for both equities and fixed-income assets in the six months ended September 30. Interest rates edged down, thanks to low inflation rates and modest economic growth. This served as a direct benefit to bond prices, and an indirect enhancement to stock valuations. Corporate profit reports generally made for excellent reading, which gave equities further reason to advance. During the period, stocks averaged a 55% to 60% weighting of the Portfolio s overall assets; fixed-income securities represented 30% to 35%; and short-term securities 5% to 15%. As always, equities were broadly diversified, with no particular sector being significantly underweighted or overweighted. AT&T, the Portfolio s largest stock holding, was a standout performer due to the company s announced corporate restructuring. The fixed-income portion of the Portfolio was broadly diversified, and emphasized high quality, and intermediate-term securities.


Comparison of Change in Value of $10,000
(Graphic Omitted)

Total Returns for Periods Ending September 30, 1995
                                                              3 Months 9 Months 1 Year Inception to 9/30/95*
Balanced  Portfolio ........................................     6.9%   25.4%   25.3%   20.4%
Balanced Index (50/40/10) ..................................     4.8    19.5    19.7    16.4
Standard & Poor s 500 Stock  Index .........................     8.0    29.8    29.8    24.8
Lehman Brothers Government/Corporate Intermediate Bond Index     1.7    11.4    11.3     9.3
Consumer Price Index .......................................     0.5     2.3     2.5     2.8

*Average  annual return since  5/10/94.

See page 29
for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor s shares, when redeemed, may be worth more or less than their original cost. The Advisor is currently limiting fund expenses, which enhances return.

INTERMEDIATE FIXED INCOME PORTFOLIO
Objective: The Intermediate Fixed Income Portfolio seeks to provide investors with current income. The Fund invests primarily in a diversified portfolio of investment grade, intermediate-term debt securities providing current income. The Portfolio does not use risky derivative instruments. Commentary: For the six-month period ending September, the fixed-income markets started strongly but ended within a narrow trading range. Consistent with the overall fixed-income markets, most of the price appreciation in the Portfolio came during the June quarter, with only coupon interest contributing to returns during the quarter ending September 30. The Advisor s commitment to high quality intermediate bonds worked well, producing solid gains with lower risk. The Fund is now positioned in over forty issues with 27% invested in high quality corporate bonds, 66% in governments/agencies and 7% in short-term cash. The majority of the corporate bonds are in the financial area which has performed well. The average credit quality remains at AA and the average maturity is 3.9 years. Purchases during the period were concentrated in U.S. Treasuries with maturities of five to eight years. Unless something dramatic occurs in the market, the Portfolio plans to maintain this portfolio structure through year-end.

Comparison of Change in Value of $10,000
(Graphic Omitted)

Total Returns for Periods Ending  September  30,  1995
                                                                3  Months 9 Months 1 Year Inception  to  9/30/95*
Intermediate  Fixed  Income  Portfolio .......................     1.4%    9.8%    9.8%   8.0%
Lehman Brothers Government/Corporate  Intermediate  Bond Index     1.7    11.4    11.3    9.3
91-Day Treasury Bill Index ...................................     1.4     4.3     5.7    5.3
Consumer Price Index .........................................     0.5     2.3     2.5    2.8

*Average  annual return since 5/10/94.

     See page 29 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor s shares, when redeemed, may be worth more or less than their original cost. The Advisor is currently limiting fund expenses, which enhances return.

SCHEDULES OF INVESTMENTS

Small/Mid Cap Equity Portfolio
September 30, 1995 (unaudited)

Variable rate Demand Notes
(2.31%)                                             Par Value         Value
General Mills
         5.4600% 12-31-2031                         $160,000  $  160,000
Pitney Bowes
         5.4671% 12-31-2031                          135,000     135,000
Sara Lee
         5.4469% 12-31-2031                          158,536     158,536
Wisconsin Electric
         5.5082% 12-31-2031                          115,000     115,000
                                                                 -------
TOTAL DEMAND NOTES
(cost $568,536)                                               $  568,536
                                                              ----------

Common Stocks
(96.29%) Shares                                                    Value
Autos & Transportation (5.86%)
Air Transportation (2.14%)
Federal Express                                         3,600   $298,800
Southwest Airlines Co.                                  9,000    227,250
                                                                 -------
                  Total Air Transportation                       526,050
                                                                 -------
Auto Parts/Original Equipment (2.87%)
Eaton Corp.                                             5,200    275,600
TRW Inc.                                                5,800    431,375
                                                                 -------
                  Total Auto Parts/
Original Equipment                                               706,975
                                                                 -------
Tires & Rubber (0.24%)
Goodyear Tire & Rubber                                  1,500     59,063
                                                                  ------
Truckers (0.61%)
TNT Freightways Corp.                                   8,000    151,000
                                                                 -------
Total Autos &
Transportation                                                 1,443,088
                                                               ---------
Consumer Discretionary (8.34%)
Consumer Electronics (1.26%)
Harman International                                    6,350    311,150
                                                                 -------
Electrical/Household Appliances (1.02%)
Maytag Corp.                                           14,300    250,250
                                                                 -------
Household Equipment & Products (1.73%)
Black & Decker Corp.                                   12,500   $426,563
                                                                 -------
Publishing/Miscellaneous (3.70%)
Devon Group Inc.                                        9,000    389,250
Houghton Mifflin Co.                                    7,350    341,775
The McGraw-Hill Companies                               2,200    179,850
                                                                 -------
                  Total Publishing/Miscellaneous                 910,875
                                                                 -------
Retail (0.63%)
Michaels Stores                                         9,500    154,375
                                                                 -------
Total Consumer
Discretionary                                                  2,053,213
                                                               ---------
Consumer Staples (2.89%)
Beverage/Alcohol (0.53%)
Robert Mondavi Corp. Class A                            5,100    130,050
                                                                 -------
Foods (2.36%)
IBP Inc.                                                6,300    336,261
Sysco Corp.                                             9,000    245,250
                                                                 -------
                  Total Foods                                    581,511
                                                                 -------
Total Consumer Staples                                           711,561
                                                                 -------
Financial Services (17.59%)
Banks/Outside New York City (5.07%)
Crestar Financial Corp.                                 8,000    447,000
First American Corp. Tenn                                 800     34,500
Premier Bancorp Inc.                                   14,000    311,500
Shawmut National Corp.                                 13,500    453,938
                                                                 -------
                  Total Banks/
Outside New York City                                          1,246,938
                                                               ---------
Financial Information Services (0.46%)
Equifax                                                 2,700    113,063
                                                                 -------
Insurance/Multi-Line (4.49%)
American Travellers Corp.                              13,750    256,094
Aon Corp.                                               6,700    273,863
Lincoln National Corp.                                  6,650    313,381
SAFECO Corp.                                            4,000    262,500
                                                                 -------
                  Total Insurance/Multi-Line                   1,105,838
                                                               ---------




Insurance/Property and Casualty (2.26%)
PXRE Corp.                                                         6,600   $179,850
St. Paul Companies                                                 3,050    178,044
The PMI Group Inc.                                                 4,200    198,975
                                                                            -------
                  Total Insurance/
Property and Casualty                                                       556,869
                                                                            -------
Savings and Loan (5.31%)
Golden West Financial                                              6,500    328,250
Great Western Financial                                           10,500    249,375
Leader Financial Corp.                                            12,300    425,888
Washington Federal Inc.                                           12,800    304,000
                                                                            -------
                  Total Savings and Loan                                  1,307,513
                                                                          ---------
Total Financial Services                                                  4,330,221
                                                                          ---------
Health Care (14.33%)
Drugs and Pharmaceuticals (5.83%)
Alpharma Inc.                                                     14,000    327,250
Forest Laboratories Inc. Class A                                   5,100    226,950
IVAX Corp.                                                         8,000    241,000
Mallinckrodt Group Inc.                                           10,000    396,250
Watson Pharmaceuticals Inc.                                        6,000    246,000
                                                                            -------
                  Total Drugs and Pharmaceuticals                         1,437,450
                                                                          ---------
Electronics/Medical Systems (1.95%)
Dentsply International Inc.                                        3,800    131,100
Puritan-Bennett Corp.                                              7,000    348,250
                                                                             ------
                  Total Electronics/Medical Systems                         479,350
                                                                            -------
Health and Personal Care (1.74%)
Olsten Corp.                                                      11,000    427,625
                                                                            -------
Health Care Facilities (1.89%)
Multicare Cos Inc.                                                20,000    465,000
                                                                            -------
Medical and Dental Instruments (2.92%)
Bausch & Lomb Inc.                                                 4,000    165,500
Beckman Instruments Inc.                                          11,400    344,850
Sofamor/Danek Group Inc.                                           7,500    208,125
                                                                            -------
                  Total Medical and
Dental Instruments                                                          718,475
                                                                            -------
Total Health Care 3,527,900
Integrated Oils (3.52%)
Oils/Integrated Domestic (3.52%)
Coastal Corp.                                                     14,200    477,473
Kerr-McGee Corp.                                                   5,000    277,500
Murphy Oil Corp.                                                   2,800    112,000
                                                                            -------
                  Total Oils/Integrated Domestic                            866,973
                                                                            -------
Materials and Processing (12.97%)
Agriculture, Fishing and Ranching (3.18%)
Dole Food Company Inc.                                            14,000   $484,750
Pioneer Hi-Bred International Inc.                                 6,500    299,000
                                                                            -------
                  Total Agriculture, Fishing
and Ranching                                                                783,750
                                                                            -------
Building/Cement (1.47%)
Southdown Inc.                                                    20,500    361,313
                                                                            -------
Diversified Manufacturing (0.79%)
Tyco International Ltd.                                            3,100    195,300
                                                                            -------
Fertilizers (1.84%)
Mississippi Chemical Corp.                                        17,500    367,500
                                                                            -------
Vigoro Corp.                                                       2,000     84,500
                                                                             ------
                  Total Fertilizers 452,000
Forest Products (2.66%)
Boise Cascade                                                      8,000    323,000
Rayonier Inc.                                                      8,500    332,563
                                                                            -------
                  Total Forest Products                                     655,563
                                                                            -------
Gold (0.42%)
Santa Fe Pacific Gold Corp.                                        8,260    104,282
                                                                            -------
Paper (1.21%)
Willamette Industries                                              4,450    297,038
                                                                            -------
Steel (1.40%)
USX Corp.                                                         11,100    344,100
                                                                            -------
Total Materials
and Processing                                                            3,193,346
                                                                          ---------
Other (5.76%)
Multi-Sector Companies (1.99%)
Dial Corp.                                                        10,300    254,924
Trinova Corp.                                                      7,000    236,250
                                                                            -------
                  Total Multi-Sector Companies                              491,174
                                                                            -------
Real Estate Investment Trusts (3.77%)
Alexander Haagen Properties                                        9,000    104,625
American Health Properties 8,800                                            186,000
LTC Properties Inc.                                                4,200     60,900
Meditrust                                                          7,500    259,688
Malan Realty Investors Inc.                                        4,000     62,500
Nationwide Health Properties Inc.                                  3,100    127,100
Omega Healthcare Investors Inc.                                    4,800    128,400
                                                                            -------
                  Total Real Estate Investment Trusts                       929,213
                                                                            -------
Total Other                                                               1,420,387
                                                                          ---------


Other Energy (2.27%)
Oil/Crude Producers (2.27%)
Occidental Petroleum Corp.                                             2,000   $ 44,000
Santa Fe Energy Resources                                             16,100    152,950
Union Texas Petroleum Holdings                                        19,900    363,174
                                                                                -------
                  Total Oil/Crude Producers                                     560,124
                                                                                -------
Producer Durables (5.53%)
Diversified Production (1.00%)
General Signal Co.                                                     8,400    245,700
                                                                                -------
Electronics/Instruments (0.31%)
Tektronix Inc.                                                         1,300     76,700
                                                                                 ------
Identification Control and Filter Devices (2.95%)
Honeywell                                                              5,000    214,375
Pall Corp.                                                            22,000    511,500
                                                                                -------
                  Total Identification Control
and Filter Devices                                                              725,875
                                                                                -------
Pollution Control and Environment (1.27%)
Wheelabrator Technologies                                             21,000    312,375
                                                                                -------
Total Producer Durables                                                       1,360,650
                                                                              ---------
Technology (9.03%)
Communications Technology (1.20%)
Newbridge Networks Corp.                                              10,000    293,750
                                                                                -------
Computer Services Software (0.59%)
Cadence Design Systems Inc.                                            3,700    145,225
                                                                                -------
Computer Technology (3.99%)
Network Peripherals Inc.                                              22,600    355,950
Sequent Computer Systems Inc.                                         15,500    308,062
Silicon Graphics Inc.                                                  9,300    319,688
                                                                                -------
                  Total Computer Technology                                     983,700
                                                                                -------
Electronics (1.37%)
Premier Industrial Corp.                                              13,500   $337,500
                                                                               --------
Electronics/Technology (1.88%)

Symbol Technologies Inc.                                              14,000    463,750
                                                                                -------
Total Technology                                                              2,223,925
                                                                              ---------
Utilities (8.20%)
Utilities/Electrical (1.67%)
General Public Utilities                                               6,000    186,750
Oklahoma Gas & Electric                                                6,000    225,750
                                                                                -------
                  Total Utilities/Electrical                                    412,500
                                                                                -------
Utilities/Gas Distributors (1.83%)
Panhandle Eastern Corp.                                               13,500    367,875
Southwestern Energy Co.                                                6,000     81,750
                                                                                 ------
                  Total Utilities/Gas Distributors                              449,625
                                                                                -------
Utilities/Telecommunications (4.70%)
Century Telephone Enterprises                                         15,000    455,625
Cincinnati Bell                                                       14,500    391,500
Tele Danmark ADS                                                      12,000    310,500
                                                                                -------
                  Total Utilities/Telecommunications                          1,157,625
                                                                              ---------
Total Utilities                                                               2,019,750
                                                                              ---------
TOTAL COMMON STOCKS
(cost $22,689,173)                                                          $23,711,138
                                                                            -----------
TOTAL INVESTMENTS IN
SECURITIES (98.60%) (cost $23,257,709)                                      $24,279,674
                                                                            -----------
other assets less Liabilities
(1.40%)                                                                        $345,616
                                                                               --------
Net Assets  (100.00%)                                                       $24,625,290
                                                                            ===========

See  Accompanying  Notes to Financial Statements.

Core Equity Portfolio
September 30, 1995 (unaudited)

Variable Rate Demand Notes
(5.67%)                                                                    Par Value  Value
Eli Lilly
         5.2964% 12-31-2031                                               $100,000 $100,000
General Mills
         5.4600% 12-31-2031                                                405,000  405,000
Pitney Bowes
         5.4671% 12-31-2031                                                145,000  145,000
Sara Lee
         5.4469% 12-31-2031                                                536,871  536,871
Southwestern Bell
         5.4469% 12-31-2031                                                600,000  600,000
Warner Lambert
         5.4400% 12-31-2031                                                450,000  450,000
Wisconsin Electric
         5.5082% 12-31-2031                                                113,000  113,000
TOTAL DEMAND NOTES
(cost $2,349,871)                                                                 $2,349,871

CONVERTIBLE BONDS
                                                       (0.25%) Par Value      Value
Bank and Bank Holding Co. (0.25%)
American Travellers Corp.
         6.5000% 10-01-2005                                     $100,000  $ 104,125

COMMON STOCKS
(97.24%) Shares                                                               Value
Autos and Transportation (4.46%)
Air Transport (0.55%)
Federal Express                                                    2,750   $228,250
                                                                             ------
Auto Parts/Original Equipment (1.66%)
Eaton Corp.                                                        6,100    323,300
TRW Inc.                                                           4,900    364,437
                                                                            -------
                  Total Auto Parts/Original Equipment                       687,737
                                                                            -------
Automobiles (0.70%)
Chrysler Corp.                                                     1,520     80,560
General Motors Corp.                                               4,500    210,938
                                                                            -------
                  Total Automobiles                                         291,498
                                                                            -------
Tires & Rubber (0.76%)
Goodyear Tire and Rubber                                           8,000   $315,000
                                                                           --------
Truckers (0.78%)
TNT Freightways Corp.                                             17,150    323,706
                                                                            -------
Total Autos and
Transportation                                                            1,846,191
                                                                          ---------
Consumer Discretionary (6.18%)
Electrical/Household Appliances (0.41%)
Maytag Corp.                                                       9,600    168,000
                                                                            -------
Entertainment (0.55%)
Walt Disney Co.                                                   24,000    229,500
                                                                            -------
Household Equipment & Products (0.81%)
Black & Decker Corp.                                               9,850    336,130
                                                                            -------
Publishing/Miscellaneous (2.84%)
Devon Group Inc.                                                  10,700    462,775
Houghton Mifflin Co.                                               9,000    418,500
The McGraw-Hill Companies                                          3,600    294,300
                                                                            -------
                  Total Publishing/Miscellaneous                          1,175,575
                                                                          ---------
Retail (0.91%)
Michaels Stores                                                    9,500    154,375
Wal-Mart Stores Inc.                                               9,000    223,875
                                                                            -------
                  Total Retail                                              378,250
                                                                            -------
Services/Commercial (0.66%)
Browning-Ferris Industries Inc.                                    9,000    273,375
                                                                            -------
Total Consumer
Discretionary                                                             2,560,830
                                                                          ---------
Consumer Staples (10.04%)
Beverage/Alcohol (0.35%)
Robert Mondavi Corp. Class A                                       5,700    145,350
                                                                            -------
Beverage/Soft Drinks (2.80%)
Coca-Cola Co.                                                      8,400    579,600
Pepsico Inc.                                                      11,375    580,125
                                                                            -------
                  Total Beverage/Soft Drinks                              1,159,725
                                                                          ---------
Drug & Grocery Store Chain (1.29%)
Albertson s Inc.                                                  15,700    535,763
                                                                            -------
Foods (3.66%)
ConAgra Inc.                                                       7,400    293,225



H J Heinz Co.                                                       10,150   $464,363
IBP Inc.                                                             7,950    424,331
Sysco Corp.                                                         12,250    333,813
                                                                              -------
                  Total Foods                                               1,515,732
                                                                            ---------
Soaps & Household Chemicals (0.79%)
Procter & Gamble                                                     4,250    327,250
                                                                              -------
Tobacco (1.15%)
Philip Morris Co. Inc.                                               5,700    475,950
                                                                              -------
Total Consumer Staples                                                      4,159,770
                                                                            ---------
Financial Services (12.42%)
Banks/New York City (0.91%)
Bank of New York                                                     8,100    376,650
                                                                              -------
Banks/Outside New York City (3.42%)
Banc One Corp.                                                       5,500    200,750
First American Corp. Tenn                                            1,850     79,781
Norwest Corp.                                                       14,550    476,513
Premier Bancorp Inc.                                                16,000    356,000
Shawmut National Corp.                                               9,000    302,625
Shawmut National Corp. Warrants                                          7         80
                                                                         -         --
                  Total Banks/Outside New York City                         1,415,749
                                                                            ---------
Diversified Financial Services (0.77%)
Travelers Group                                                      6,000    318,750
                                                                               ------
Financial Information Services (0.17%)
Equifax                                                              1,700     71,187
                                                                               ------
Insurance/Multi-Line (2.70%)
American International Group                                         2,225    189,124
American Travellers Corp.                                           10,250    190,905
Aon Corp.                                                            5,750    235,031
Lincoln National Corp.                                               5,000    235,625
SAFECO Corp.                                                         4,100    269,063
                                                                              -------
                  Total Insurance/Multi-Line                                1,119,748
                                                                            ---------
Insurance/Property & Casualty (1.44%)
PXRE Corporation                                                     5,200    141,700
St. Paul Companies                                                   6,150    359,006
The PMI Group Inc.                                                   2,000     94,750
                                                                               ------
                  Total Insurance/Property & Casualty                         595,456
                                                                              -------
Savings and Loan (3.02%)
Golden West Financial                                                8,000    404,000
Great Western Financial                                              7,500    178,125
Leader Financial Corp.                                               9,000    311,625
Washington Federal Inc.                                             15,000    356,250
                                                                              -------
                  Total Savings and Loan                                    1,250,000
                                                                            ---------
Total Financial Services                                                    5,147,540
                                                                            ---------
Health Care (13.33%)
Drugs & Pharmaceuticals (7.23%)
Abbott Labs                                                          5,000   $213,125
Bristol-Myers Squibb                                                10,900    794,338
Forest Laboratories Inc. Class A                                     7,150    318,175
IVAX Corp.                                                          10,000    301,250
Mallinckrodt Group Inc.                                             11,900    471,538
Merck & Co.                                                          8,675    485,800
Watson Pharmaceuticals Inc.                                         10,000    410,000
                                                                              -------
                  Total Drugs & Pharmaceuticals                             2,994,226
                                                                            ---------
Electronics/Medical Systems (0.72%)
Puritan-Bennett Corp.                                                6,000    298,500
                                                                              -------
Health & Personal Care (1.17%)
Olsten Corp.                                                        12,500    485,938
                                                                              -------
Health Care Facilities (1.29%)
Multicare Cos Inc.                                                  23,000    534,750
                                                                              -------
Medical & Dental Instruments (2.92%)
Bausch & Lomb Inc.                                                  10,000    413,750
Beckman Instruments Inc.                                            14,100    426,525
Sofamor/Danek Group Inc.                                            13,250    367,688
                                                                              -------
                  Total Medical & Dental Instruments                        1,207,963
                                                                            ---------
Total Health Care                                                           5,521,377
                                                                            ---------
Integrated Oils (7.45%)
Oil/Integrated Domestic (5.25%)
Coastal Corp.                                                       19,500    655,687
Kerr-McGee Corp.                                                     8,100    449,550
Mobil Corp.                                                          7,200    717,300
Murphy Oil Corp.                                                     6,000    240,000
Unocal Corp.                                                         4,000    114,000
                                                                              -------
                  Total Oil/Integrated Domestic                             2,176,537
                                                                            ---------
Oil/Integrated International (2.20%)
Chevron Corp.                                                        1,800     87,525
Exxon Corp.                                                         11,400    823,650
                                                                              -------
                  Total Oil/Integrated International                          911,175
                                                                              -------
Total Integrated Oils                                                       3,087,712
                                                                            ---------
Materials and Processing (10.73%)
Agriculture, Fishing & Ranching (2.36%)
Dole Food Company Inc.                                              15,000    519,375
Pioneer Hi-Bred International Inc.                                  10,000    460,000
                                                                              -------
                  Total Agriculture, Fishing & Ranching                       979,375
                                                                              -------
Building/Cement (0.85%)
Southdown Inc.                                                      20,000    352,500


Chemicals (1.51%)
E.I. duPont de Nemours and Co.                                     9,100   $625,625
                                                                            -------
Diversified Manufacturing (0.81%)
Tyco International Ltd.                                            5,300    333,900
                                                                            -------
Fertilizers (1.37%)
Mississippi Chemical Corp.                                        20,550    431,550
Vigoro Corp.                                                       3,250    137,312
                                                                            -------
                  Total Fertilizers                                         568,862
                                                                            -------
Forest Products (1.92%)
Boise Cascade                                                      6,200    250,325
Rayonier Inc.                                                      9,300    363,863
Weyerhaeuser Co.                                                   4,000    182,500
                                                                            -------
                  Total Forest Products                                     796,688
                                                                            -------
Gold (0.18%)
Santa Fe Pacific Gold Corp.                                        6,000     75,750
                                                                             ------
Paper (0.97%)
Willamette Industries                                              6,050    403,838
                                                                            -------
Steel (0.75%)
USX Corp.                                                         10,000    310,000
                                                                             ------
Total Materials
and Processing                                                            4,446,538
                                                                          ---------
Other (3.72%)
Multi-Sector Companies (2.30%)
Dial Corp.                                                         9,500    235,125
General Electric                                                   7,450    474,938
TRINOVA Corp.                                                      7,200    243,000
                                                                            -------
                  Total Multi-Sector Companies                              953,063
                                                                            -------
Real Estate Investment Trusts (1.42%)
Alexander Haagen Properties                                        4,900     56,962
American Health Properties                                         3,740     79,049
LTC Properties Inc.                                                6,900    100,050
Malan Realty Investors Inc.                                        4,000     62,500
Meditrust                                                          3,000    103,875
Omega Healthcare Investors Inc.                                    6,900    184,575
                                                                            -------
                  Total Real Estate Investment Trusts                       587,011
                                                                            -------
Total Other                                                               1,540,074
                                                                          ---------
Other Energy (2.21%)
Oil/Crude Producers (2.21%)
Occidental Petroleum Corp.                                        18,500    407,000
Santa Fe Energy Resources                                         15,900    151,050
Union Texas Petroleum Holdings                                    19,500    355,875
                                                                            -------
                  Total Oil/Crude Producers                                 913,925
                                                                            -------
Producer Durables (6.84%)
Aerospace (0.97%)
Rockwell International Corp.                                       8,500   $401,625
                                                                           --------
Diversified Production (0.40%)
General Signal Co.                                                 5,700    166,725
                                                                            -------
Electronics/Instruments (0.62%)
Tektronix Inc.                                                     4,350    256,650
                                                                            -------
Identification Control & Filter Services (2.09%)
Honeywell                                                          9,000    385,875
Pall Corp.                                                        20,700    481,275
                                                                            -------
                  Total Identification Control
& Filter Services                                                           867,150
                                                                            -------
Machinery/Agricultural (1.08%)
Deere & Co.                                                        5,500    447,563
                                                                            -------
Office Furniture and Business (0.83%)
Xerox Corp.                                                        2,550    342,656
                                                                            -------
Pollution Control and Environmental
Services (0.85%)
Wheelabrator Technologies                                         23,700    352,538
                                                                            -------
Total Producer Durables                                                   2,834,907
                                                                          ---------
Technology (8.92%)
Communications Technology (0.48%)
Newbridge Networks Corp.                                           6,750    198,281
                                                                            -------
Computer Services Software (0.50%)
Cadence Design Systems Inc.                                        5,300    208,025
                                                                            -------
Computer Technology (5.77%)
Apple Computer Inc.                                                8,500    316,625
Hewlett-Packard Co.                                                1,300    108,388
International Business
Machines Corp.                                                     9,700    915,438
Network Peripherals Inc.                                          24,200    381,150
Sequent Computer Systems Inc.                                     14,000    278,250
Silicon Graphics Inc.                                             11,400    391,875
                                                                            -------
                  Total Computer Technology                               2,391,726
                                                                          ---------
Electronics (0.30%)

Premier Industrial Corp.                                           5,000    125,000
                                                                            -------
Electronics/Semiconductor (0.69%)
Intel Corp.                                                        4,750    285,594
                                                                            -------
Electronics/Technology (1.18%)
Symbol Technologies Inc.                                          14,750    488,594
                                                                            -------
Total Technology                                                          3,697,220
                                                                          ---------


Utilities (10.94%)
Electrical (1.19%)
General Public Utilities                           4,400     $    136,950
Oklahoma Gas & Electric                            9,500          357,436
                                                                  -------
                  Total Electrical                                494,386
                                                                  -------
Gas Distributors (0.95%)
Panhandle Eastern Corp.                           11,750          320,187
Southwestern Energy Co.                            5,500           74,938
                                                                   ------
                  Total Gas Distributors                          395,125
                                                                  -------
Telecommunication (8.79%)
AT&T Corp.                                        18,350        1,206,513
Ameritech Corp.                                   13,400          698,475
Century Telephone Enterprises                     17,100          519,413
Cincinnati Bell                                   14,200          383,400
GTE Corp.                                         12,000          471,000
Tele Danmark ADS                                  14,000          362,250
                                                                  -------
                  Total Telecommunication                       3,641,051
                                                                ---------
Total Utilities                                                 4,530,562
TOTAL COMMON STOCKS
(cost $37,077,142)                                           $ 40,286,646
                                                             ------------
TOTAL INVESTMENTS
IN SECURITIES (103.16%)
(cost $ 39,527,013)                                          $ 42,740,642
                                                             ------------
Liabilities  less  other  assets (-3.16%)                    ($ 1,309,843)
                                                             ------------
Net  Assets  (100.00%)                                       $ 41,430,799
                                                             ============


See  Accompanying  Notes  to Financial Statements.


Balanced Portfolio
September 30, 1995 (unaudited)

Variable RaTE DEMAND NOTES   (9.35%)   Par Value      Value
General Mills
         5.4600% 12-31-2031          $  595,000   $  595,000
Pitney Bowes
         5.4671% 12-31-2031             410,000      410,000
Sara Lee
         5.4469% 12-31-2031             341,982      341,982
Southwestern Bell
         5.4469% 12-31-2031             400,000      400,000
Wisconsin Electric
         5.5082% 12-31-2031             145,000      145,000
TOTAL DEMAND NOTES
(cost $1,891,982)                                 $1,891,982
                                                  ----------

LONG-TERM DEBT SECURITIES
(30.02%) Par Value                                     Value
U.S. Treasury Obligations (17.80%)
U.S. Treasury Notes
         5.1250% 03-31-1996            $100,000    $  99,812
         6.2500% 08-31-1996             100,000      100,468
         8.0000% 10-15-1996              70,000       71,597
         6.8750% 02-28-1997             200,000      202,936
         8.5000% 05-15-1997            $100,000      104,094
         6.7500% 05-31-1997              50,000       50,734
         9.0000% 05-15-1998              20,000       21,494
         5.2500% 07-31-1998             100,000       98,313
         6.3750% 01-15-1999              25,000       25,320
         7.0000% 04-15-1999             100,000      103,281
         7.5000% 10-31-1999             400,000      421,375
         7.8750% 11-15-1999             200,000      213,563
         7.1250% 02-29-2000             400,000      416,875
         6.7500% 04-30-2000             300,000      308,531
         7.7500% 02-15-2001             270,000      290,840
         7.5000% 11-15-2001             200,000      214,375
         6.3750% 08-15-2002             425,000      431,375
         6.2500% 02-15-2003             425,000      427,391
                                                     -------
Total U.S. Treasury
Obligations                                        3,602,374
                                                   ---------
Government Regional (0.52%)
Ontario Global Bond
         7.3750% 01-27-2003             100,000      104,495
                                                     -------
Regional Government
Agency (0.26%)
Hydro Quebec
         7.3750% 02-01-2003              50,000       51,695
                                                      ------


Corporate Bonds (11.44%)
Asset-Backed Security (0.50%)
Discover Card Trust
         8.6250% 07-16-1998                                     $100,000    $101,820
                                                                            --------
Industrials (0.41%)
McKesson Corp.
         8.6250% 02-01-1998                                       50,000      52,684
Pepsico Inc.
         7.0000% 11-15-1996                                       30,000      30,344
                                                                              ------
                  Total Industrials                                           83,028
                                                                              ------
Finance Companies (10.53%)
Allstate Corp.
         5.8750% 06-15-1998                                      100,000      98,881
American General Finance
         6.8750% 01-15-2000                                       25,000      25,390
Associates Corp. of North America
Medium Term Note
         8.0000% 10-27-1999                                       50,000      52,755
         6.3750% 06-01-2000                                       25,000      24,915
Associates Corp. of North America
         6.0000% 06-15-2000                                       25,000      24,547
         7.5000% 04-15-2002                                      100,000     104,767
Commercial Credit Co.
         6.8750% 05-01-2002                                      200,000     202,799
Dean Witter Discover
         6.7500% 08-15-2000                                      200,000     202,031
Ford Motor Credit Co.
         7.5000% 11-15-1999                                       25,000      25,847
         6.3750% 04-15-2000                                       50,000      49,741
Ford Motor Credit Medium Term Note
         5.9000% 06-09-1998                                       75,000      74,290
General Electric Capital
         8.6500% 05-01-2018                                       75,000      76,012
GMAC Medium Term Notes
         8.6500% 05-29-1996                                       45,000      45,759
         6.7500% 07-10-1997                                      125,000     126,072
         7.5000% 11-04-1997                                       50,000      51,185
Household Financial Medium Term Note
         7.0000% 05-15-2000                                      200,000     203,444
International Lease Finance
         8.1250% 01-15-1998                                      150,000     155,787
Merrill Lynch & Co.
         6.3750% 03-30-1999                                       50,000      49,830
         7.3750% 08-17-2002                                       30,000      30,940
         7.0500% 04-15-2003                                       25,000      25,200
Morgan Stanley Notes
         8.8750% 04-01-1996                                       50,000      50,670
         8.0000% 10-15-1996                                       50,000      50,848
         9.2500% 03-01-1998                                     $125,000    $132,699
         6.1250% 10-01-2003                                      100,000      95,546
USLIFE Corp.
         6.7500% 01-15-1998                                      150,000     150,918
                                                                             -------
                  Total Finance Companies                                  2,130,873
                                                                           ---------
Total Corporate Bonds                                                      2,315,721
                                                                           ---------
TOTAL LONG-TERM
DEBT SECURITIES
(cost $5,938,322) $6,074,285


COMMON STOCKS
(60.74%) Shares                                                                Value
Autos and Transportation (3.08%)
Air Transportation (0.41%)
Federal Express                                                    1,000   $  83,000
                                                                           ---------
Auto Parts/Original Equipment (1.38%)
Eaton Corp.                                                        2,400     127,200
TRW Inc.                                                           2,050     152,469
                                                                             -------
                  Total Auto Parts/Original Equipment                        279,669
                                                                             -------
Automobiles (0.56%)
Chrysler Corp.                                                       380      20,140
General Motors Corp.                                               2,000      93,750
                                                                              ------
                  Total Automobiles                                          113,890
                                                                             -------
Tires and Rubber (0.43%)
Goodyear Tire & Rubber                                             2,200      86,625
                                                                              ------
Truckers (0.30%)
TNT Freightways Corp.                                              3,250      61,343
                                                                              ------
Total Autos
and Transportation                                                           624,527
                                                                             -------
Consumer Discretionary (3.28%)
Electrical/Household Appliance (0.28%)
Maytag Corp.                                                       3,200      56,000
                                                                              ------
Entertainment (0.31%)
Walt Disney Co.                                                    1,100      63,113
                                                                              ------
Household Equipment and Products (0.29%)
Black & Decker Corp.                                               1,700      58,013
                                                                              ------
Publishing/Miscellaneous (1.46%)
Devon Group Inc.                                                   1,800      77,850
Houghton Mifflin Co.                                               2,950     137,175
The McGraw-Hill Companies                                          1,000      81,750
                                                                              ------
                  Total Publishing/Miscellaneous                             296,775
                                                                             -------


Retail (0.62%)
Michaels Stores                                              3,800   $  61,750
Wal-Mart Stores Inc.                                         2,600      64,675
                                                                        ------
                  Total Retail                                         126,425
                                                                       -------
Services/Commercial (0.32%)
Browning-Ferris Industries Inc.                              2,100      63,788
                                                                        ------
Total Consumer Discretionary                                           664,114
                                                                       -------
Consumer Staples (6.66%)
Beverage/Soft Drinks (1.81%)
Coca-Cola Co.                                                2,600     179,400
Pepsico Inc.                                                 3,650     186,150
                                                                       -------
                  Total Beverage/Soft Drinks                           365,550
                                                                       -------
Drugs and Grocery Store Chain (0.66%)
Albertson s Inc.                                             3,900     133,088
                                                                       -------
Foods (2.67%)
ConAgra Inc.                                                 2,600     103,025
H J Heinz Co.                                                3,000     137,250
IBP Inc.                                                     6,800     149,450
Sysco Corp.                                                  5,550     151,238
                                                                       -------
                  Total Foods                                          540,963
                                                                       -------
Soaps and Household Chemical (0.53%)
Procter & Gamble                                             1,400     107,800
                                                                       -------
Tobacco (0.99%)
Philip Morris Co. Inc.                                       2,400     200,400
                                                                       -------
Total Consumer Staples                                               1,347,801
                                                                     ---------
Financial Services (9.48%)
Banks/New York City (0.84%)
Banc One Corp.                                               2,500      91,250
Bank of New York                                             1,700      79,050
                                                                        ------
                  Total Banks/New York City                            170,300
                                                                       -------
Banks/Outside New York City (2.10%)
First American Corp. Tenn                                      900      38,813
Norwest Corp.                                                4,450     145,738
Premier Bancorp Inc.                                         5,200     115,700
Shawmut National Corp.                                       3,700     124,413
                                                                       -------
                  Total Banks/Outside New York City                    424,664
                                                                       -------
Diversified Financial Services (0.47%)
Travelers Group                                              1,800      95,625
                                                                        ------
Insurance/Multi-Line (1.67%)
American International Group                                   225      19,125
American Travellers Corp.                                    5,000      93,125
Aon Corp.                                                    2,000      81,750
Lincoln National Corp.                                       1,200   $  56,550
SAFECO Corp.                                                 1,325      86,953
                                                                        ------
                  Total Insurance/Multi-Line                           337,503
                                                                       -------
Insurance/Property Casualty (1.09%)
St. Paul Companies                                           1,900     110,913
The PMI Group Inc.                                           2,300     108,963
                                                                       -------
                  Total Insurance/Property Casualty                    219,876
                                                                       -------
Savings and Loan (1.87%)
Golden West Financial                                        2,600     131,300
Great Western Financial                                      5,000     118,750
Leader Financial Corp.                                         950      32,894
Washington Federal Inc.                                      4,000      95,000
                                                                        ------
                  Total Savings and Loan                               377,944
                                                                       -------
Total Financial Services                                             1,625,912
                                                                     ---------
Health Care (7.40%)
Drugs and Pharmaceuticals (4.32%)
Abbott Labs                                                  2,000      85,250
Bristol-Myers Squibb                                         3,350     244,131
Forest Laboratories Inc. Class A                             1,250      55,625
IVAX Corp.                                                   1,000      30,125
Mallinckrodt Group Inc.                                      3,500     138,688
Merck & Co.                                                  2,800     156,800
Watson Pharmaceuticals Inc.                                  4,000     164,000
                                                                       -------
                  Total Drugs and Pharmaceuticals                      874,619
                                                                       -------
Electronics/Medical Systems (0.49%)
Puritan-Bennett Corp.                                        2,000      99,500
                                                                        ------
Health and Personal Care (0.67%)
Olsten Corp.                                                 3,500     136,063
                                                                       -------
Health Care Facilities (0.65%)
Multicare Cos Inc.                                           5,700     132,525
                                                                       -------
Medical and Dental Instruments (1.27%)
Bausch & Lomb Inc.                                           1,750      72,406
Beckman Instruments Inc.                                     5,200     157,300
Sofamor/Danek Group Inc.                                     1,000      27,750
                                                                        ------
                  Total Medical and Dental Instruments                 257,456
                                                                       -------
Total Health Care                                                    1,500,163
                                                                     ---------
Integrated Oils (5.07%)
Oil/Integrated Domestic (2.90%)
Coastal Corp.                                                6,100     205,113
Kerr-McGee Corp.                                             2,300     127,650
Mobil Corp.                                                  1,950     194,269
Murphy Oil Corp.                                             1,500      60,000
                                                                        ------
                  Total Oil/Integrated Domestic                        587,032
                                                                       -------


Oil/Integrated International (2.17%)
Chevron Corp.                                                         700   $   34,038
Exxon Corp.                                                         5,600      404,600
                  Total Oil/Integrated International                           438,638
                                                                               -------
Total Integrated Oils                                                        1,025,670
                                                                             ---------
Materials and Processing (7.09%)
Agriculture, Fishing and Ranching (1.42%)
Dole Food Company Inc.                                              4,400      152,350
                                                                               -------
Pioneer Hi-Bred International Inc.                                  2,900      133,400
                                                                               -------
                  Total Agriculture, Fishing
and Ranching                                                                   285,750
                                                                               -------
Building/Cement (0.26%)
Southdown Inc.                                                      3,000       52,875
                                                                                ------
Chemicals (0.92%)
E.I. duPont de Nemours and Co.                                      2,700      185,625
                                                                               -------
Diversified Manufacturing (0.75%)
Tyco International Ltd.                                             2,400      151,200
                                                                               -------
Fertilizers (0.62%)
Mississippi Chemical Corp.                                          6,000      126,000
                                                                               -------
Forest Products (1.39%)
Boise Cascade                                                       2,000       80,750
Rayonier Inc.                                                       3,400      133,025
Weyerhaeuser Co.                                                    1,500       68,438
                                                                                ------
                  Total Forest Products                                        282,213
                                                                               -------
Gold (0.12%)
Santa Fe Pacific Gold Corp.                                         2,000       25,250
                                                                                ------
Paper (0.69%)
Willamette Industries                                               2,100      140,175
                                                                               -------
Steel (0.92%)
USX Corp.                                                           6,000      186,000
                                                                               -------
Total Materials & Processing                                                 1,435,088
                                                                             ---------
Other (2.16%)
Multi-Sector Companies (0.72%)
Dial Corp.                                                          2,500       61,875
General Electric                                                    1,300       82,875
                                                                                ------
                  Total Multi-Sector Companies                                 144,750
                                                                               -------
Real Estate Investment Trusts (1.44%)
Alexander Haagen Properties                                         2,500       29,063
American Health Properties                                          1,650       34,876
LTC Properties Inc.                                                 2,900       42,050
Malan Realty Investors Inc.                                         2,000       31,250
Meditrust                                                           2,000       69,250
Omega Healthcare Investors                                          3,200       85,600
                                                                                ------
                  Total Real Estate Investment Trusts                          292,089
                                                                               -------
Total Other                                                                    436,839
                                                                               -------
Other Energy (1.36%)
Oil/Crude Producers (1.36%)
Occidental Petroleum Corp.                                          6,300      138,600
Santa Fe Energy Resources                                           7,200       68,400
Union Texas Petroleum Holdings                                      3,700       67,525
                                                                                ------
                  Total Oil/Crude Producers                                    274,525
                                                                               -------
Producer Durables (4.09%)
Aerospace (0.51%)
Rockwell International Corp.                                        2,200      103,950
                                                                               -------
Diversified Production (0.32%)
General Signal Co.                                                  2,200       64,350
                                                                                ------
Electronics/Instruments (0.23%)
Tektronix Inc.                                                        800       47,200
                                                                                ------
Identification Control and Filter Devices (1.08%)
Honeywell                                                           2,100       90,038
Pall Corp.                                                          5,500      127,875
                                                                               -------
                  Total Identification Control
and Filter Devices                                                             217,913
                                                                               -------
Machinery/Agricultural (0.76%)
Deere & Co.                                                         1,900      154,613
                                                                               -------
Office Furniture and Business (0.60%)
Xerox Corp.                                                           900      120,936
                                                                               -------
Pollution Control and Environmental Services (0.59%)
Wheelabrator Technologies                                           8,000      119,000
                                                                               -------
Total Producer Durables                                                        827,962
                                                                               -------
Technology (5.56%)
Communications Technology (0.14%)
Newbridge Networks Corp.                                            1,000       29,373
                                                                                ------
Computer Services Software (0.27%)
Cadence Designs Systems Inc.                                        1,400       54,950
                                                                                ------
Computer Technology (3.68%)
Apple Computer Inc.                                                 2,100       78,224
Hewlett-Packard Co.                                                   500       41,686
International Business
Machines Corp.                                                      3,200      302,000
Network Peripherals Inc.                                            6,200       97,650
Sequent Computer Systems Inc.                                       5,250      104,343
Silicon Graphics Inc.                                               3,500      120,313
                                                                               -------
                  Total Computer Technology                                    744,216
                                                                               -------


Electronics (0.08%)
Premier Industries Corp.                                       650    $     16,250
                                                                      ------------
Electronics/Semiconductor (0.70%)
Intel Corp.                                                  2,350         141,294
                                                                           -------
Electronics/Technology (0.69%)
Symbol Technologies Inc.                                     4,200         139,124
                                                                           -------
Total Technology                                                         1,125,207
                                                                         ---------
Utilities (6.95%)
Utilities/Electrical (0.83%)
General Public Utilities                                     1,400          43,575
Oklahoma Gas & Electric                                      3,300         124,163
                                                                           -------
                  Total Utilities/Electrical                               167,738
                                                                           -------
Utilities/Gas Distributor (0.56%)
Panhandle Eastern Corp.                                      3,200          87,200
Southwestern Energy Co.                                      1,900          25,888
                                                                            ------
                  Total Utilities/Gas Distributor                          113,088
                                                                           -------
Utilities/Telecommunication (5.56%)
AT&T Corp.                                                   5,550    $    364,912
Ameritech Corp.                                              4,050         211,106
Century Telephone Enterprises                                5,250         159,468
Cincinnati Bell                                              2,500          67,500
GTE Corp.                                                    5,835         229,024
Tele Danmark ADS                                             3,600          93,150
                                                                            ------
                  Total Utilities/Telecommunication                      1,125,160
                                                                         ---------
Total Utilities                                                          1,405,986
                                                                         ---------
TOTAL COMMON STOCKS
(cost $11,319,428)                                                    $ 12,293,794
                                                                      ------------
TOTAL INVESTMENTS
IN SECURITIES (100.11%)
(cost $19,149,732)                                                    $ 20,260,061
                                                                      ------------
Liabilities less other assets ( 0.11%)                                ($    22,896)
                                                                      ------------
Net Assets (100.00%)                                                  $ 20,237,165
                                                                      ============

See Accompanying Notes to Financial Statements


RIM Intermediate Fixed Income Portfolio
September 30, 1995 (unaudited)

Variable Rate DEMAND NOTES
(6.73%)  Par Value         Value
General Mills
         5.4600% 12-31-2031                               $ 81,000 $   81,000
Pitney Bowes
         5.4671% 12-31-2031                                140,382    140,382
Southwestern Bell
         5.4469% 12-31-2031                                220,000    220,000
Wisconsin Electric
         5.5082% 12-31-2031                                 65,000     65,000
                                                                       ------
TOTAL DEMAND NOTES
(cost $506,382)                                                      $506,382
                                                                     --------

CERTIFICATES OF
DEPOSIT (0.63%)                                           Par Value     Value
Bank of NY Wilmington
         9.1500% 01-06-1998                               $ 10,000$    10,000
Bankers Trust Company
         6.3600%* 09-02-1996                                40,000     37,757
TOTAL Certificates
of Deposit (cost $47,757)                                             $47,757
                                                                      -------

LONG-TERM DEBT SECURITIES
(90.68%) Par Value                                                      Value
U.S. Treasury Obligations (58.95%)
Certificate of Accrual Treasury Securities
         7.1300%* 11-15-1999                              $100,000   $ 78,068
                                                          --------   --------
U.S. Treasury Notes
         5.1250% 03-31-1996                                175,000    174,672
         7.6250% 04-30-1996                                 55,000     55,619
         6.2500% 08-31-1996                                250,000    251,172
         8.0000% 10-15-1996                                205,000    209,676
         8.5000% 05-15-1997                                300,000    312,281


         6.7500% 05-31-1997                           $    225,000   $  228,305
         9.0000% 05-15-1998                                265,000      284,792
         6.3750% 01-15-1999                                200,000      202,562
         7.0000% 04-15-1999                                125,000      129,101
         7.8750% 11-15-1999                                220,000      234,919
         7.1250% 02-29-2000                                300,000      312,656
         6.7500% 04-30-2000                                200,000      205,687
         7.7500% 02-15-2001                                330,000      355,472
         7.5000% 11-15-2001                                300,000      321,563
         6.3750% 08-15-2002                                450,000      456,750
         6.2500% 02-15-2003                                300,000      301,687
         7.2500% 05-15-2004                                300,000      320,438
                                                                        -------
Total U.S. Treasury
Obligations                                                           4,435,420
                                                                      ---------
U.S. Agency Obligations (3.08%)
Federal Farm Credit Bank (FFCB)
Medium Term Note
         7.5500% 03-25-1999                                150,000      156,738
Federal National Mortgage
Association (FNMA)
         7.0500% 12-18-1998                                 75,000       75,293
                                                                         ------
Total U.S. Agency
Obligations                                                             232,031
                                                                        -------
Government Regional (1.25%)
Ontario Global Bond
         7.3750% 01-27-2003                                 90,000       94,045
                                                                         ------
Regional Government
Agency (1.72%)
Hydro Quebec
         7.3750% 02-01-2003                                125,000      129,239
                                                                        -------
Corporate Bonds (25.68%)
Asset-Backed Security (1.49%)
Discover Card Trust
         8.6250% 07-16-1998                                110,000      112,002
                                                                        -------
Industrial (2.08%)
Pepsico Inc.
         7.0000% 11-15-1996                                155,000      156,778
                                                                        -------
Finance Companies (22.11%)
Allstate Corp.
         5.8750% 06-15-1998                                250,000      247,203
American General Finance
         6.8750% 01-15-2000                                 25,000       25,390
Associates Corp. of North America
Medium Term Note
         6.3750% 06-01-2000                                 25,000       24,915
Associates Corp. of North America
         7.5000% 05-15-1999                              $ 50,000$       51,792
CNA Financial Note
         8.8750% 03-01-1998                                200,000      209,172
Dean Witter Discover
         6.2500% 03-15-2000                                 40,000       39,643
Discover Credit Medium Term Note
         8.3500% 05-06-1999                                100,000      105,604
Ford Motor Credit Co.
         7.5000% 11-15-1999                                 25,000       25,847
         6.3750% 04-15-2000                                 75,000       74,611
Ford Motor Credit Medium Term Note
         5.9000% 06-09-1998                                 50,000       49,527
General Electric Capital
         8.6500% 05-01-2018                                100,000      101,349
GMAC Medium Term Note
         8.6500% 05-29-1996                                 55,000       55,928
         7.5000% 11-04-1997                                105,000      107,488
Merrill Lynch and Co.
         7.2500% 05-15-1997                                 50,000       50,824
         6.3750% 03-30-1999                                 25,000       24,915
         7.0500% 04-15-2003                                100,000      100,800
Morgan Stanley
         8.0000% 10-15-1996                                 70,000       71,188
         6.1250% 10-01-2003                                100,000       95,546
USLIFE Corp.
         6.7500% 01-15-1998                                200,000      201,224
                                                           -------      -------
                  Total Finance Companies                             1,662,966
                                                                      ---------
Total Corporate Bonds                                                 1,931,746
                                                                      ---------
TOTAL LONG-TERM
DEBT SECURITIES
(cost $6,628,916)                                                    $6,822,481
                                                                     ----------
TOTAL INVESTMENTS
IN SECURITIES (98.04%)
(cost $7,183,055)                                                    $7,376,620
                                                                     ----------
other assets less
Liabilities (1.96%)                                                  $  147,511
                                                                     ----------
Net Assets (100.00%)                                                 $7,524,131
                                                                     ==========
* Bond Equivalent Yield

See Accompanying Notes to Financial Statements.


Statements of Assets and Liabilities
Rainier Investment Management Mutual Funds
September 30, 1995 (unaudited)

                                                          Small/Mid                 Intermediate
                                                          Cap Equity   Core Equity  Balanced       Fixed Income
                                                          Portfolio    Portfolio    Portfolio      Portfolio
Assets
Investments in securities at market value
(cost of $23,257,709, $39,527,013,
$19,149,732 and $7,183,055, respectively)               $24,279,674   $42,740,642   $20,260,061   $ 7,376,620
Cash                                                          2,772         8,136         2,920
Receivables
         Investment securities sold                       1,070,131     1,101,933       281,748
         Income receivable 28,654                            79,908       147,071       140,266
         From investment advisor (Note 3)                     3,567
Deferred organization costs                                  16,462        16,462        16,462        16,462
Prepaid expenses                                                568        14,306         8,061         6,032
                                                                ---        ------         -----         -----
                  Total assets                           25,398,261    43,961,387    20,716,323     7,542,947
                                                         ----------    ----------    ----------     ---------
Liabilities
Payables
         Investment securities purchased                    734,366     2,478,276       447,320
         Due to investment advisor (Note 3)                  17,381        31,492         9,286
         Other accrued expenses                              21,224        20,820        22,552        18,816
                  Total liabilities                         772,971     2,530,588       479,158        18,816
                                                            -------     ---------       -------        ------
Net assets                                              $24,625,290   $41,430,799   $20,237,165   $ 7,524,131
                                                        ===========   ===========   ===========   ===========

Composition of
net assets
         Paid-in capital                                $20,842,197   $33,411,589   $17,908,354   $ 7,322,081
         Accumulated undistributed
net investment income                                        82,809       234,748         1,106           312
         Accumulated net realized gain
on investments                                            2,678,319     4,570,833     1,217,376         8,173
         Net unrealized appreciation
on investments                                            1,021,965     3,213,629     1,110,329       193,565
                                                          ---------     ---------     ---------       -------
Net assets                                              $24,625,290   $41,430,799   $20,237,165   $ 7,524,131
                                                        ===========   ===========   ===========   ===========

Number of shares, no par value, issued and
outstanding (unlimited shares authorized)                 1,458,560     2,448,022     1,416,892       608,141
                                                          =========     =========     =========       =======

Net asset value per share                               $     16.88   $     16.92   $     14.28   $     12.37
                                                        ===========   ===========   ===========   ===========

See  Accompanying  Notes to Financial Statements.

Statements of Operations
Rainier Investment Management Mutual Funds
For the six months ended September 30, 1995 (unaudited)

                                                          Small/Mid       Core                         Intermediate
                                                          Cap Equity      Equity        Balanced       Fixed Income
                                                          Portfolio       Portfolio     Portfolio       Portfolio
Investment income
Income
         Dividend income                                   $135,119       $330,229      $111,759      $
         Interest income                                     28,575         36,968       224,706       239,199
                                                             ------         ------       -------       -------
                  Total Income                              163,694        367,197       336,465       239,199
                                                            -------        -------       -------       -------

Expenses
         Investment advisory fees                            59,901        111,525        56,860        17,526
         Custodian fees                                       2,800          3,042         2,819         2,809
         Administration fees                                 18,803         18,938        18,803        18,803
         Fund accounting fees                                 9,808         10,293        10,778         9,899
         Transfer agent fees                                  4,992          5,482         4,992         4,507
         Legal fees                                           1,665          2,533         2,133         1,512
         Distribution fees 17,618                            37,175         20,307         8,763
         Insurance                                            2,024          3,438         2,502         1,963
         Audit fees                                           5,001          5,001         5,001         5,001
         Miscellaneous fees                                   1,049          1,473         1,002           989
         Reports to shareholders                                570            570           570           570
         Registration fees                                    7,010          7,010         7,010         7,010
         Trustees fees                                        2,016          2,016         2,016         2,016
         Amortization of deferred organization costs          2,130          2,130         2,130         2,130
                                                              -----          -----         -----         -----
                  Total expenses                            135,387        210,626       136,923        83,498
                  Less: expenses waived or reimbursed       (31,088)       (18,804)      (40,262)      (50,199)
                                                            -------        -------       -------       -------
                  Net expenses                              104,299        191,822        96,661        33,299
                                                            -------        -------        ------        ------
Net investment income                                        59,395        175,375       239,804       205,900
                                                             ------        -------       -------       -------

Net realized and
unrealized gain
on investments
Net realized gain on investments                          2,052,368      3,721,616     1,316,007        11,109
Net change in unrealized appreciation
on investments                                              557,525      2,058,592       717,429       192,148
                                                            -------      ---------       -------       -------
Net gains on investments                                  2,609,893      5,780,208     2,033,436       203,257
                                                          ---------      ---------     ---------       -------
Net increase in
net assets resulting
from operations                                         $ 2,669,288    $ 5,955,583   $ 2,273,240   $   409,157
                                                        ===========    ===========   ===========   ===========

See  Accompanying  Notes to Financial Statements.

Statements of Changes in Net Assets
Rainier Investment Management Mutual Funds
(unaudited)

                                                       Small/Mid Cap Equity Portfolio                Core Equity Portfolio
                                                     For the six              For the period     For the six     For the period
                                                    months ended                  ended          months ended       ended
                                                       09/30/95                 03/31/95*         09/30/95         03/31/95*
INCREASE IN NET ASSETS
Operations
Net investment income                                $     59,395             $     52,461    $    175,375    $    138,918
Net realized gain on
investments sold                                        2,052,368                  769,680       3,721,616       1,074,392
         Net change in unrealized appreciation
on investments                                            557,525                  464,440       2,058,592       1,155,037
                                                          -------                  -------       ---------       ---------
                  Net increase in net assets
                  from operations                       2,669,288                1,286,581       5,955,583       2,368,347
                                                        ---------                ---------       ---------       ---------
Distributions to shareholders
         From net investment income                                                (29,048)            -           (79,546)
         From net realized gains                                                  (143,729)                       (225,175)
                                                                                  --------                        --------
                  Total distributions                                             (172,777)                       (304,721)
                                                                                  --------                        --------
Capital share transactions
         Proceeds from shares sold                     12,326,049                8,870,407      16,520,791      19,778,791
         Net asset value of shares issued on
reinvestment of distributions                             165,914                                                  304,721
         Cost of shares redeemed                         (489,743)                 (31,429)     (1,475,798)     (1,717,915)
                                                         --------                  -------      ----------      ----------
                  Net increase from
capital share transactions                             11,836,306                9,004,892      15,044,993      18,365,597
                                                       ----------                ---------      ----------      ----------
Net increase in net assets                             14,505,594               10,118,696      21,000,576      20,429,223
NET ASSETS
Beginning of period                                    10,119,696                    1,000      20,430,223           1,000
End of period                                        $ 24,625,290             $ 10,119,696    $ 41,430,799    $ 20,430,223
                                                     ============             ============    ============    ============

CHANGE IN SHARES
Shares sold                                               761,177                  717,527       1,066,474       1,587,515
Shares issued on reinvestment of distributions                  0                   13,402               0          24,654
Redeemed                                                  (31,193)                  (2,436)        (94,691)       (136,012)
                                                          -------                   ------         -------        --------
                  Net increase                            729,984                  728,493         971,783       1,476,157
                                                          =======                  =======         =======       =========
* From commencement of operations on May 10, 1994

See  Accompanying  Notes to Financial Statements.

                                                                                        Intermediate Fixed
                                                           Balanced Portfolio            Income Portfolio
                                                         For the six For the period   For the six    For the period
                                                         months ended      ended     months ended     ended
                                                         09/30/95         03/31/95*      09/30/95        03/31/95*
INCREASE IN NET ASSETS
Operations
         Net investment income                       $    239,804    $    212,414    $    205,900    $    279,947
         Net realized gain on
investments sold                                        1,316,007         475,460          11,109          (2,936)
         Net change in unrealized appreciation
on investments                                            717,429         392,900         192,148           1,417
                                                          -------         -------         -------           -----
                  Net increase in net assets
                  from operations                       2,273,240       1,080,774         409,157         278,428
                                                        ---------       ---------         -------         -------
Distributions to shareholders
         From net investment income                      (228,271)       (222,841)       (205,543)       (279,994)
                                                         --------        --------        --------        --------
         From net realized gains                         (474,892)        (99,199)
                  Total distributions                    (703,163)       (322,040)       (205,543)       (279,994)
                                                         --------        --------        --------        --------
Capital share transactions
         Proceeds from shares sold                      4,881,992      12,920,646         803,709       6,986,228
         Net asset value of shares issued on
reinvestment of distributions                             703,163         322,040         205,543         275,679
         Cost of shares redeemed                         (642,056)       (278,431)        (58,417)       (987,659)
                                                         --------        --------         -------        --------
                  Net increase from
capital share transactions                              4,943,099      12,964,255         950,835       6,274,248
                                                        ---------      ----------         -------       ---------
Net increase in net assets                              6,513,176      13,722,989       1,154,449       6,272,682
NET ASSETS
Beginning of period                                    13,723,989           1,000       6,369,682          97,000
                                                       ----------           -----       ---------          ------
End of period                                        $ 20,237,165    $ 13,723,989    $  7,524,131    $  6,369,682
                                                     ============    ============    ============    ============
CHANGE IN SHARES
Shares sold                                               353,077       1,055,733          65,273         582,973
Shares issued on reinvestment of distributions             51,867          26,173          16,719          23,117
Redeemed                                                  (47,364)        (22,676)         (4,724)        (83,300)
                                                          -------         -------          ------         -------
                  Net increase                            357,580       1,059,230          77,268         522,790
                                                          =======       =========          ======         =======

* From commencement of operations on May 10, 1994

See  Accompanying  Notes to Financial Statements.

Financial Highlights
Rainier Investment Management Mutual Funds
For a share outstanding through the period (unaudited)

                                                            Small/Mid Cap Equity Portfolio     Core Equity Portfolio
                                                             For the six   For the period   For the six     For the period
                                                             months ended      ended        months ended   ended
                                                           09/30/95         03/31/95*      09/30/95        03/31/95*
Net asset value, beginning of period                 $       13.89  $       12.00  $       13.84 $       12.00
Income from investment operations
         Net investment income                                0.01           0.10           0.03          0.11
         Net realized and unrealized gains
on investments                                                2.98           2.18           3.05          2.00
                                                              ----           ----           ----          ----
                  Total from investment operations            2.99           2.28           3.08          2.11
                                                              ----           ----           ----          ----
Distributions
         From net investment income                                         (0.07)                       (0.07)
         From net realized gains                                            (0.32)                       (0.20)
                                                                            -----                        -----
                  Total distributions                                       (0.39)                       (0.27)
                                                                            -----                        -----
Net asset value, end of period                       $       16.88  $       13.89  $       16.92 $       13.84
                                                     =============  =============  ============= =============

Total return (not annualized)                                21.53%         19.38%         22.25%        17.87%
                                                             =====          =====          =====         =====

Net assets at end of period (in 000 s)               $       24,625 $       10,120 $       41,431 $      20,430
                                ===                  ============== ============== ============== =============

Ratio of expenses to average net assets
(net of expense reimbursements)**                             1.48%          1.48%          1.29%         1.29%
                                                              ====           ====           ====          ====

Ratio of net investment income to average
net assets (net of expense reimbursement)**                   0.84%          1.04%          1.18%         1.25%
                                                              ====           ====           ====          ====

Portfolio turnover rate                                      92.93%        152.21%         78.93%       133.18%
                                                             =====         ======          =====        ======

See  Accompanying  Notes to Financial Statements.


                                                                                          Intermediate Fixed
                                                                Balanced Portfolio         Income Portfolio
                                                         For the six    For the period For the six   For the period
                                                         months ended      ended       months ended     ended
                                                          09/30/95       03/31/95*     09/30/95     03/31/95*
Net asset value, beginning of period                 $       12.96  $       12.00  $      12.00  $      12.00
Income from investment operations
         Net investment income                                0.20           0.30          0.30          0.57
         Net realized and unrealized gains
on investments                                                1.74           1.13          0.37
                                                              ----           ----          ----
                  Total from investment operations            1.94           1.43          0.67          0.57
                                                              ----           ----          ----          ----
Distributions
         From net investment income                          (0.18)         (0.31)        (0.30)        (0.57)
         From net realized gains                             (0.44)         (0.16)         0.00
                                                             -----          -----          ----
                  Total distributions                        (0.62)         (0.47)        (0.30)        (0.57)
                                                             -----          -----         -----         -----
Net asset value, end of period                       $       14.28  $       12.96  $      12.37  $      12.00
                                                     =============  =============  ============  ============

Total return (not annualized)                                15.28%         12.23%         6.13%         4.92%
                                                             =====          =====          ====          ====

Net assets at end of period (in 000 s)               $       20,237  $     13,724     $   7,524     $   6,370
                                ===                  ==============  ============     =========     =========

Ratio of expenses to average net assets
(net of expense reimbursements)**                             1.19%          1.19%         0.95%         0.95%
                                                              ====           ====          ====          ====

Ratio of net investment income to average
net assets (net of expense reimbursement)**                   2.96%          3.04%         5.90%         5.57%
                                                              ====           ====          ====          ====

Portfolio  turnover  rate                                    59.61%         92.40%         3.54%         5.21%
                                                             =====          =====          ====          ====

* From  commencement  of
operations on May 10, 1994.

**Annualized.

See  Accompanying  Notes to Financial Statements.

Notes to Financial Statements
Rainier Investment Management Mutual Funds
September 30, 1995

Note 1. Organization
Rainier Investment Management Mutual Funds (the Trust ) was organized as a business trust in Delaware on December 15, 1993 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust consists of four separate series of portfolios: Small/Mid Cap Equity Portfolio, Core Equity Portfolio, Balanced Portfolio, and Intermediate Fixed Income Portfolio (each a Fund and collectively the Funds ).

     Note 2.  Significant  Accounting  Policies  The  following  is a summary of significant accounting policies consistently followed by the Funds. A) Securities Valuation: Equity securities are valued at the last sale price (for exchange-listed securities) or the last bid price (if lacking any sales and for over-the-counter securities). Debt securities generally are valued at the mean between the last bid and asked prices. Securities with 60 days or less remaining to maturity are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. B) Securities Transactions, Dividends and Distributions: Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Distributions to shareholders are recorded on the ex-dividend date. C) Federal Income Taxes: The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to the shareholders of the Funds. Therefore, no provision is made for Federal income or excise taxes.

     D) Deferred Organization Costs: Organization costs of $89,500 have been capitalized as of April 8, 1994 and are being amortized over a period of 60 months beginning on the date the Funds registration became effective. Rainier Investment Management, Inc. (the Investment Advisor ) has agreed that, in the event any of the initial shares are redeemed during the 60-month period for amortizing the Funds organization costs, the proceeds will be reduced for the unamortized balances of such costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of redemption.

Note 3. Investment Management Fee
And Other Transactions
A) Investment Management Agreement:
The Trust, on behalf of the Funds, has entered into an investment management agreement with the Investment Advisor. Under the terms of the agreement, the Trust will pay a fee equal to the following annual percentages of average net assets:

Small/Mid  Cap Equity  Portfolio               0.85%
Core  Equity  Portfolio                        0.75%
Balanced  Portfolio                            0.70%
Intermediate Fixed Income Portfolio            0.50%

     Although not required to do so, the Investment Advisor has agreed to waive or reimburse the expenses of each Fund to the extent necessary so that its ratio of operating expenses to average net assets will not exceed the following levels. Overall operating expense for each Fund will not fall below the applicable percentage limitation until the Investment Advisor has been fully reimbursed for fees foregone and expenses paid by the Investment Advisor under this agreement:

Small/Mid Cap Equity Portfolio              1.48%
Core Equity Portfolio                       1.29%
Balanced  Portfolio                         1.19%
Intermediate  Fixed  Income  Portfolio      0.95%


     These percentages are based on the average net assets of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and sales charges. This agreement may be terminated by either party upon 60 days written notice.

     B) Distribution Plan: The Trust, on behalf of the Funds, has approved a Distribution Plan (the Plan ) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Advisor at an annual rate of up to 0.25% of each Fund s average daily net assets. The fee is paid to the Investment Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. C) Administrative Service
Agreement: The Trust, on behalf of the Funds, has entered into an administrative services agreement with an unrelated third party. Under the terms of the agreement, the Trust will pay a monthly fee based on the greater of $40,000 annual minimum or the annual rate of 0.10% of average net assets..

Note 4. Purchases and Sales of Securities
The aggregate proceeds from purchases and sales of investment securities, other than short-term obligations and
     U.S. Government securities, for the six months ended September 30, 1995 were as follows:

Fund                                                                    Purchases     Sales
Small/Mid Cap Equity Portfolio                                         $24,441,500   $13,095,450
Core Equity Portfolio                                                   38,752,267    22,775,677
Balanced Portfolio                                                      14,114,831     8,542,787
Intermediate Fixed Income Portfolio                                        918,116       229,472

     Balanced Portfolio and Intermediate Fixed Income Portfolio purchased $ 1,495,591 and $822,422, respectively, and sold $397,313 and $121,641, respectively, of U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Small/Mid Cap Equity Portfolio and Core Equity Portfolio. The aggregate unrealized appreciation and depreciation of portfolio securities at September 30, 1995, based on costs for federal income tax purposes which are same as book costs, were as follows:


                                       Gross          Gross
                                      Unrealized    Unrealized
Fund                                  Appreciation  Depreciation
Small/Mid Cap Equity Portfolio        $1,124,949   $  102,984
Core Equity Portfolio                  3,327,468      113,839
Balanced Portfolio                     1,210,231       90,902
Intermediate Fixed Income Portfolio      193,565

Note 5. Related Party Transactions
Certain officers and Trustees of the Funds are also officers and/or members of the Board of Directors of the Investment Advisor. Outside Trustees are compensated by the Trust at the total rate of $4,000 per year plus $250 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings.

Index Descriptions
The Standard & Poor s 500 Stock Index is an unmanaged index composed of 500 industrial, utility, transportation, and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange ( NYSE ) market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested. The Russell Mid-Cap Index(tm) is an unmanaged index composed of the equities of companies ranging in value from approximately $530 million to $5.6 billion, as of June 30, 1995. The Lehman Brothers Government/Corporate Intermediate Bond Index ( Lehman Intermediate Bond Index ) is an unmanaged index composed of all bonds covered by the Lehman Brothers Government/Corporate Index with maturities between one and
9.99 years. The Consumer Price Index ( CPI ) is a measure of change in consumer prices as determined by a monthly survey of the U.S Bureau of Labor Statistics. The Salomon Brothers 3-Month Treasury Bill Index ( 91-Day U.S. Treasury Bill Index ) is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months. The Balanced Index consists of 50% Standard & Poor s 500 Stock Index, 40% Lehman Brothers Intermediate Government/Corporate Bond Index, 10% 91-Day U.S. Treasury Bill Index.

     Directory of Funds Service Providers
Investment Advisor
Rainier Investment Management, Inc.,(r)
601 Union Street, Suite 2801,
Seattle, WA 98101
Distributor
First Fund Distributors,  Inc.,
4455 E. Camelback Road,
Suite 261-E,
Phoenix, AZ 85018
Administrator
Investment  Company  Administration  Corporation,
2025 E. Financial Way,
Suite 101,
Glendora, CA 91741
Custodian,  Transfer Agent and Fund
Accountant
Firstar Trust Company,
615 E. Michigan Street,
Milwaukee,  WI 53202
Independent  Auditors
KPMG Peat Marwick LLP,
3100 Two Union  Square,
601 Union Street,
Seattle,  WA 98101
Legal Counsel
 Heller Ehrman White & McAuliffe,
333 Bush Street,
San Francisco, CA 94104